Reserve for Losses and Loss Adjustment Expenses - Roll Forward (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserve for Losses and Loss Adjustment Expenses
Reserve for losses and loss adjustment expenses net of reinsurance recoverables at beginning of period	$ 1,428	$ 3,159	$ 4,165	$ 4,432	$ 4,432	$ 3,336	$ 1,562
Add: Incurred losses and loss adjustment expenses, net of reinsurance, related to:
Current year	2,647	5,258	3,660	8,445	8,165	12,257	7,472
Prior years	(208)	116	(262)	(1,402)	(1,891)	(132)	(180)
Total incurred	2,439	5,374	3,398	7,043	6,274	12,125	7,292
Deduct: Loss and loss adjustment expense payments, net of reinsurance, related to:
Current year	641	392	1,044	1,656	4,409	8,986	4,824
Prior years	312	459	3,605	2,137	2,132	2,043	694
Total payments	953	851	4,649	3,793	6,541	11,029	5,518
Reserve for losses and loss adjustment expense net of reinsurance recoverables at end of period	$ 2,914	$ 7,682	$ 2,914	$ 7,682	$ 4,165	$ 4,432	$ 3,336